Schedule of Investments(a)
September 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.22%
Advertising–1.00%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$389,000	$329,241
Lamar Media Corp.,
4.00%, 02/15/2030	15,000	12,600
3.63%, 01/15/2031	1,145,000	902,174
		1,244,015
Aerospace & Defense–0.58%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	750,000	711,962
Airlines–0.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,309,000	1,231,553
Alternative Carriers–0.37%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	678,000	462,043
Aluminum–0.47%
Novelis Corp., 4.75%, 01/30/2030(b)	713,000	586,464
Apparel Retail–0.94%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,793,000	1,168,292
Apparel, Accessories & Luxury Goods–1.24%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	799,000	637,825
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	331,000	262,475
4.50%, 12/15/2034	974,000	638,252
		1,538,552
Application Software–1.15%
NCR Corp., 5.75%, 09/01/2027(b)	274,000	248,925
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	1,291,000	1,180,341
		1,429,266
Auto Parts & Equipment–1.44%
Clarios Global L.P., 6.75%, 05/15/2025(b)	148,000	145,083
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	932,000	891,738
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	894,000	746,284
		1,783,105
Automobile Manufacturers–5.12%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,264,000	1,115,130
3.75%, 01/30/2031(b)	1,152,000	885,358
Ford Motor Co.,
3.25%, 02/12/2032	168,000	121,305
4.75%, 01/15/2043	646,000	429,619
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$204,000	$192,826
3.38%, 11/13/2025	251,000	222,122
4.39%, 01/08/2026	832,000	754,380
5.11%, 05/03/2029	684,000	595,090
4.00%, 11/13/2030	861,000	673,500
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,470,000	1,361,294
		6,350,624
Automotive Retail–3.53%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	205,000	173,696
4.63%, 11/15/2029(b)	885,000	709,677
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,192,000	962,469
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	876,000	679,654
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,130,000	908,706
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,204,000	946,567
		4,380,769
Building Products–0.18%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	270,000	223,706
Cable & Satellite–8.21%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	84,000	75,948
5.00%, 02/01/2028(b)	772,000	666,981
4.75%, 03/01/2030(b)	531,000	432,080
4.50%, 08/15/2030(b)	1,316,000	1,043,989
4.50%, 05/01/2032	467,000	357,003
4.25%, 01/15/2034(b)	647,000	464,627
CSC Holdings LLC,
6.50%, 02/01/2029(b)	745,000	659,150
5.75%, 01/15/2030(b)	1,003,000	714,738
4.63%, 12/01/2030(b)	500,000	340,913
4.50%, 11/15/2031(b)	391,000	294,345
5.00%, 11/15/2031(b)	200,000	132,481
DISH DBS Corp., 5.13%, 06/01/2029	1,058,000	623,268
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,216,000	839,648
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	1,133,000	891,172
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	1,327,000	1,167,096
4.00%, 07/15/2028(b)	515,000	439,135
3.88%, 09/01/2031(b)	105,000	81,661
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	425,000	364,881

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	$793,000	$593,910
		10,183,026
Casinos & Gaming–2.05%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	51,959	47,335
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	773,000	635,262
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	785,000	647,861
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	707,000	591,098
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	770,000	624,050
		2,545,606
Commodity Chemicals–0.85%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,195,000	1,055,962
Construction & Engineering–1.23%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	765,000	590,485
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	1,042,000	929,956
		1,520,441
Consumer Finance–1.11%
FirstCash, Inc., 5.63%, 01/01/2030(b)	922,000	789,753
OneMain Finance Corp.,
7.13%, 03/15/2026	314,000	283,529
3.88%, 09/15/2028	417,000	307,800
		1,381,082
Copper–0.78%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	1,071,000	966,288
Data Processing & Outsourced Services–0.57%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	904,000	709,287
Diversified Metals & Mining–0.50%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	369,000	307,163
6.13%, 04/01/2029(b)	392,000	316,728
		623,891
Diversified REITs–1.38%
iStar, Inc.,
4.75%, 10/01/2024	1,093,000	1,079,562
5.50%, 02/15/2026	621,000	625,676
		1,705,238
Diversified Support Services–0.28%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	357,000	350,703
	Principal Amount	Value
Electric Utilities–0.79%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	$776,000	$673,838
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	259,000	243,016
5.00%, 07/31/2027(b)	70,000	63,384
		980,238
Electrical Components & Equipment–2.39%
EnerSys,
5.00%, 04/30/2023(b)	679,000	671,826
4.38%, 12/15/2027(b)	1,182,000	1,046,974
Sensata Technologies B.V.,
4.00%, 04/15/2029(b)	529,000	438,909
5.88%, 09/01/2030(b)	853,000	799,943
		2,957,652
Electronic Components–0.43%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	115,000	96,330
3.75%, 02/15/2031(b)	557,000	439,929
		536,259
Food Distributors–1.28%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	1,073,000	940,152
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	705,000	646,256
		1,586,408
Health Care Facilities–1.29%
Encompass Health Corp., 4.50%, 02/01/2028	749,000	643,075
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,022,000	951,068
		1,594,143
Health Care REITs–1.48%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	786,000	648,092
Diversified Healthcare Trust,
4.75%, 05/01/2024	385,000	332,544
4.38%, 03/01/2031	1,323,000	858,773
		1,839,409
Health Care Services–3.35%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	673,000	583,799
5.25%, 05/15/2030(b)	557,000	389,078
4.75%, 02/15/2031(b)	371,000	249,996
DaVita, Inc., 3.75%, 02/15/2031(b)	448,000	320,251
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	392,000	360,087
HCA, Inc.,
5.38%, 02/01/2025	431,000	426,354
5.88%, 02/15/2026	290,000	286,392
5.88%, 02/01/2029	205,000	199,606
3.50%, 09/01/2030	395,000	327,019
Select Medical Corp., 6.25%, 08/15/2026(b)	1,067,000	1,005,274
		4,147,856
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Health Care Supplies–0.50%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	$767,000	$616,166
Hotel & Resort REITs–0.47%
Service Properties Trust,
4.95%, 10/01/2029	319,000	219,083
4.38%, 02/15/2030	560,000	368,537
		587,620
Hotels, Resorts & Cruise Lines–0.51%
Carnival Corp., 10.50%, 02/01/2026(b)	634,000	628,265
Household Products–1.08%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	1,719,000	1,337,305
Independent Power Producers & Energy Traders–1.54%
Calpine Corp., 3.75%, 03/01/2031(b)	785,000	615,534
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	715,000	637,720
Vistra Corp., 7.00%(b)(d)(e)	754,000	659,942
		1,913,196
Industrial Machinery–2.05%
EnPro Industries, Inc., 5.75%, 10/15/2026	999,000	965,698
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	1,109,000	946,149
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	747,000	631,021
		2,542,868
Integrated Oil & Gas–1.24%
Occidental Petroleum Corp.,
6.13%, 01/01/2031	408,000	402,872
6.45%, 09/15/2036	383,000	383,942
6.20%, 03/15/2040	769,000	745,211
		1,532,025
Integrated Telecommunication Services–3.46%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	527,000	472,189
5.13%, 07/15/2029(b)	1,101,000	825,167
5.50%, 10/15/2029(b)	485,000	366,129
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	400,000	350,422
7.00%, 10/15/2028(b)	1,056,000	906,428
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	1,441,000	1,058,854
3.88%, 11/15/2029(b)	394,000	311,201
		4,290,390
Interactive Home Entertainment–0.77%
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	1,151,000	957,839
Interactive Media & Services–0.77%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,091,000	955,580
Internet Services & Infrastructure–0.55%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	729,000	686,500
	Principal Amount	Value
IT Consulting & Other Services–0.96%
Gartner, Inc.,
4.50%, 07/01/2028(b)	$981,000	$878,588
3.63%, 06/15/2029(b)	374,000	312,161
		1,190,749
Managed Health Care–1.02%
Centene Corp.,
4.25%, 12/15/2027	372,000	341,059
4.63%, 12/15/2029	438,000	394,614
3.00%, 10/15/2030	662,000	525,674
		1,261,347
Oil & Gas Drilling–3.59%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	1,060,000	933,457
Nabors Industries Ltd.,
7.25%, 01/15/2026(b)	55,000	47,963
7.50%, 01/15/2028(b)	421,000	344,477
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	215,000	198,875
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	774,000	689,677
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	76,000	71,393
6.88%, 01/15/2029(b)	585,000	517,602
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	300,000	257,931
4.80%, 05/15/2030(b)	250,000	205,600
6.88%, 04/15/2040(b)	165,000	134,651
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	404,000	398,423
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	665,000	655,820
		4,455,869
Oil & Gas Equipment & Services–1.27%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,037,000	944,137
Weatherford International Ltd., 8.63%, 04/30/2030(b)	727,000	634,779
		1,578,916
Oil & Gas Exploration & Production–5.86%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,103,000	2,034,863
Apache Corp., 7.75%, 12/15/2029	600,000	616,174
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	630,000	608,063
Callon Petroleum Co.,
8.00%, 08/01/2028(b)	327,000	302,303
7.50%, 06/15/2030(b)	335,000	293,946
CNX Resources Corp., 7.38%, 01/15/2031(b)	645,000	632,268
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	600,000	554,816
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	$294,000	$271,897
6.00%, 04/15/2030(b)	504,000	440,376
6.25%, 04/15/2032(b)	217,000	192,538
SM Energy Co.,
6.75%, 09/15/2026	543,000	523,460
6.63%, 01/15/2027	503,000	483,964
6.50%, 07/15/2028	325,000	309,630
		7,264,298
Oil & Gas Storage & Transportation–3.95%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,318,000	1,271,316
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	216,000	206,230
6.50%, 07/01/2027(b)	625,000	578,465
4.75%, 01/15/2031(b)	346,000	275,451
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	862,000	749,949
8.00%, 01/15/2027	298,000	261,858
7.75%, 02/01/2028	219,000	190,791
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	765,000	697,986
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	696,000	665,679
		4,897,725
Other Diversified Financial Services–1.20%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	732,000	630,548
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,070,000	859,440
		1,489,988
Pharmaceuticals–1.11%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	139,665	139,316
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(b)	386,000	249,502
11.00%, 09/30/2028(b)	247,641	200,589
14.00%, 10/15/2030(b)	48,854	26,870
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)(f)	950,000	752,760
		1,369,037
Research & Consulting Services–0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	751,000	621,130
Restaurants–2.34%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	415,000	361,836
4.00%, 10/15/2030(b)	791,000	624,795
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,624,000	1,299,864
Yum! Brands, Inc., 5.38%, 04/01/2032	689,000	612,344
		2,898,839
	Principal Amount	Value
Retail REITs–0.82%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	$1,101,000	$1,013,269
Semiconductor Equipment–0.80%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	1,126,000	994,342
Specialized Consumer Services–1.76%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,525,000	1,209,034
Terminix Co. LLC (The), 7.45%, 08/15/2027	861,000	976,878
		2,185,912
Specialized REITs–1.06%
SBA Communications Corp., 3.88%, 02/15/2027	1,479,000	1,314,025
Specialty Chemicals–1.11%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	609,000	462,855
6.99%, 02/20/2032(b)	446,000	298,820
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	702,000	619,498
		1,381,173
Specialty Stores–0.26%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	371,000	318,262
Steel–0.49%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	784,000	606,271
Systems Software–1.82%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,755,000	1,590,205
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	786,000	662,150
		2,252,355
Trading Companies & Distributors–1.04%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,615,000	1,294,285
Wireless Telecommunication Services–1.34%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	355,000	283,858
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	684,000	529,375
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,214,000	843,378
		1,656,611
Total U.S. Dollar Denominated Bonds & Notes (Cost $129,101,897)		111,885,997
Variable Rate Senior Loan Interests–2.97%(g)(h)
Commodity Chemicals–1.08%
Mativ Holdings, Inc., Term Loan B, 6.88% (1 mo. USD LIBOR + 3.75%), 04/20/2028	1,425,788	1,334,894
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Integrated Telecommunication Services–0.34%
Patagonia Holdco LLC (Brazil), First Lien Term Loan B, 8.39% (1 mo. SOFR + 5.75%), 08/01/2029		$525,000	$424,594
Pharmaceuticals–0.50%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 12.25% (1 mo. PRIME + 6.00%), 03/27/2028		720,875	612,383
Restaurants–0.53%
IRB Holding Corp., Term Loan, 5.70% (3 mo. SOFR + 3.00%), 12/15/2027		703,806	661,138
Specialty Stores–0.52%
PetSmart LLC, Term Loan, 6.87% (3 mo. USD LIBOR + 3.75%), 02/11/2028		682,673	648,400
Total Variable Rate Senior Loan Interests (Cost $3,942,369)			3,681,409
Non-U.S. Dollar Denominated Bonds & Notes–1.24%(i)
Casinos & Gaming–0.19%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	255,762	236,959
Food Retail–0.49%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	721,000	609,819
Pharmaceuticals–0.56%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(b)	EUR	779,000	694,709
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,775,455)			1,541,487
Shares		Value
Exchange-Traded Funds–0.99%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $1,240,920)(j)	12,000	$1,229,400
Common Stocks & Other Equity Interests–0.19%
Cable & Satellite–0.19%
Altice USA, Inc., Class A (Cost $431,863)(k)	39,000	227,370
Money Market Funds–2.85%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(l)(m)	1,225,358	1,225,358
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(l)(m)	909,662	909,844
Invesco Treasury Portfolio, Institutional Class, 2.87%(l)(m)	1,400,410	1,400,410
Total Money Market Funds (Cost $3,535,461)		3,535,612
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.46% (Cost $140,027,965)		122,101,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.50%
Invesco Private Government Fund, 3.01%(l)(m)(n)	174,594	174,594
Invesco Private Prime Fund, 3.11%(l)(m)(n)	448,955	448,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $623,549)		623,549
TOTAL INVESTMENTS IN SECURITIES–98.96% (Cost $140,651,514)		122,724,824
OTHER ASSETS LESS LIABILITIES—1.04%		1,290,119
NET ASSETS–100.00%		$124,014,943
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $86,158,432, which represented 69.47% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30, 2022 was $752,760, which represented less than 1% of the Fund’s Net Assets.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	All or a portion of this security was out on loan at September 30, 2022.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,478,960	$21,852,647	$(22,106,249)	$-	$-	$1,225,358	$7,595
Invesco Liquid Assets Portfolio, Institutional Class	1,125,866	15,609,034	(15,825,451)	81	314	909,844	6,881
Invesco Treasury Portfolio, Institutional Class	1,690,240	24,974,455	(25,264,285)	-	-	1,400,410	10,025
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,528,749	(14,354,155)	-	-	174,594	3,760*
Invesco Private Prime Fund	-	35,142,317	(34,693,362)	-	-	448,955	11,225*
Total	$4,295,066	$112,107,202	$(112,243,502)	$81	$314	$4,159,161	$39,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2022	Citibank N.A.	GBP	387,000	USD	474,747	$42,333
11/17/2022	Deutsche Bank AG	GBP	104,000	USD	121,521	5,316
11/17/2022	Goldman Sachs & Co.	EUR	911,000	USD	946,347	50,806
Total Forward Foreign Currency Contracts						$98,455

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Sell	5.00%	Quarterly	12/20/2027	6.0239%	USD	2,500,000	$(52,201)	$(20,189)	$32,012
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Crossover Index, Series 37, Version 1	Sell	5.00%	Quarterly	06/20/2027	6.0665%	EUR	3,000,000	$2,542	$(108,090)	$(110,632)
Total Centrally Cleared Credit Default Swap Agreements								$(49,659)	$(128,279)	$(78,620)

(a)	Centrally cleared swap agreements collateralized by $500,000 cash held with Bank of America.
(b)	Implied credit spreads represent the current level, as of September 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$111,885,997	$—	$111,885,997
Variable Rate Senior Loan Interests	—	3,681,409	—	3,681,409
Non-U.S. Dollar Denominated Bonds & Notes	—	1,541,487	—	1,541,487
Exchange-Traded Funds	1,229,400	—	—	1,229,400
Common Stocks & Other Equity Interests	227,370	—	—	227,370
Money Market Funds	3,535,612	623,549	—	4,159,161
Total Investments in Securities	4,992,382	117,732,442	—	122,724,824
Other Investments - Assets*
Forward Foreign Currency Contracts	—	98,455	—	98,455
Swap Agreements	—	32,012	—	32,012
	—	130,467	—	130,467
Other Investments - Liabilities*
Swap Agreements	—	(110,632)	—	(110,632)
Total Other Investments	—	19,835	—	19,835
Total Investments	$4,992,382	$117,752,277	$—	$122,744,659

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund